Exhibit 99.1

Deloitte & Touche LLP Suite 301 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

PHH Mortgage Corporation

1661 Worthington Road #100

West Palm Beach, Florida 34409

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, related to certain information with respect to a portfolio of mortgage loans in connection with the proposed offering of Ocwen Loan Investment Trust 2024-HB2, Asset-Backed Notes, Series 2024-HB2. PHH Mortgage Corporation (the “Company”) is responsible for the information provided to us, including the information set forth in the Statistical Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth on the Statistical Data File. Additionally, Barclays Capital Inc., Nomura Securities International, Inc. and Performance Trust Capital Partners, LLC (collectively with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On August 26, 2024, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout containing data, as represented to us by the Company, as of the close of business June 30, 2024, with respect to 1,078 mortgage loans (“Statistical Data File”).

At the Company’s instruction, we performed certain comparisons and recomputations for each of the mortgage loans relating to the mortgage asset characteristics (the “Characteristics”) set forth on the Statistical Data File and indicated below.

Member of Deloitte Touche Tohmatsu Limited

2

Characteristics

1	Loan ID (for informational purposes only)	53	Lifetime Cap
2	Subservicer Loan ID (for informational purposes only)	54	Rate Index
3	FHA Case Number (for informational purposes only)	55	Index Level
4	Servicer Name (for informational purposes only)	56	Rate Margin
5	Investor Name	57	Interest Reset Frequency
6	Original UPB	58	Property Type
7	Loan Balance	59	Property Address
8	Borrower Advance Balance	60	Property City
9	Current Total UPB	61	Property State
10	Max Claim Amount	62	Property Zip Code
11	Percent Max Claim	63	Property Unit Count
12	Property Most Recent Appraisal Date	64	Current Service Fee Set Aside
13	Property Most Recent Appraisal Value	65	Current Repairs Set Aside
14	Closing Date	66	Current First Year Prop Charge Set Aside
15	Original Appraisal Value	67	Current Taxes and Insurance Set Aside
16	Loan Status	68	Total Advance Balance
17	Loan Sub-Status	69	Curtailment Date
18	Due & Payable 1st Extension Deadline Date	70	Curtailment Reason
19	Due & Payable 2nd Extension Deadline Date	71	Curtailed Flag
20	GNMA Buyout Date	72	Curtailment as of Settlement Date
21	FCL Confirmed Sale Date	73	Estimated Settlement Date
22	FCL 1st Legal Deadline Date	74	HUD Insured Flag
23	FCL 1st Legal Completed Date	75	HUD Insured Status
24	Default Type Description	76	REO Flag
25	Called Due Type Description	77	Status 2
26	Default Date	78	Funding Date
27	Called Due Date	79	Monthly Servicing Fee
28	UPB at Called Due Date	80	Servicing Fee Margin
29	Marketable Title Date	81	MIP Rate
30	Borrower First Name	82	Monthly Payment
31	Borrower Last Name	83	Payment Type
32	Borrower Gender	84	Next Rate Review
33	Borrower DOB	85	Property MIC Endorse Date
34	Borrower Age	86	Product Type
35	Borrower Death Date	87	Original Principal Limit
36	Co-Borrower First Name	88	Due & Payable Appraisal Date
37	Co-Borrower Last Name	89	Due & Payable Appraisal Value
38	Co-Borrower Gender	90	FCL Appraisal Date
39	Co-Borrower DOB	91	FCL Appraisal Value
40	Co-Borrower Age	92	Short Sale Appraisal Date
41	Co-Borrower Death Date	93	Short Sale Appraisal Value
42	Current Line of Credit Reserve	94	DIL Appraisal Date
43	Net LOC	95	DIL Appraisal Value
44	Principal Limit	96	Appraisal-Based Claim Date
45	Original Note Rate	97	Owner Occupied
46	Current Interest Rate	98	Force Placed Insurance Date
47	Debenture Interest Rate	99	Loss Draft Balance
48	Interest Rate Type	100	LESA Balance
49	Term Payment Frequency	101	Foreclosure Type
50	Term Payment Amount	102	Initial Claim Date
51	Payment Term	103	Supp Claim Date
52	Term Months Left	104	REO Sale Date

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We compared Characteristics 5. through 104. to the corresponding information set forth on or derived from electronic mortgage loan files and reconciliation reports prepared, created and delivered by the Company, as of close of business June 30, 2024 (collectively, the “Mortgage Documentation File”).

The Mortgage Documentation File described above and any other related documents used in support of the Characteristics were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Source Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein. In addition, we make no representations as to whether the Source Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding mortgage loans.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Characteristics set forth on the Statistical Data File were found to be in agreement with the above-mentioned Source Documents, except as indicated in Appendix A. Supplemental information is contained in Appendix B and Appendix C.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the mortgage loans underlying the Statistical Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the mortgage loans or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Statistical Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

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This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

August 29, 2024

5

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated August 29, 2024.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description
1	Ten differences in Loan Sub-Status.
2	One hundred and eighty-one differences in Rate Index.
3	One difference in Debenture Interest Rate.
4	Three differences in Called Due Date.
5	One difference in UPB at Called Due Date.
6	One difference in FCL 1st Legal Completed Date.
7	Forty differences in Property Most Recent Appraisal Date.
8	Forty differences in Property Most Recent Appraisal Value.
9	Three instances where we were unable to verify the UPB at Called Due Date.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

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Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated August 29, 2024 (Redacted)

Supplemental Information Related to the Findings Set Forth on Appendix A

Exception Description Number	Mortgage Loan Number	Characteristic	Characteristic set forth on the Statistical Data File	Characteristic set forth on or derived from the Mortgage Documentation File

1	[REDACTED]	Loan Sub-Status	Bnk/Fcl - Chapt. 13	Foreclosure
1	[REDACTED]	Loan Sub-Status	Bnk/Fcl - Chapt. 13	Foreclosure
1	[REDACTED]	Loan Sub-Status	Taxes Delinquent	CT 22 Assignment - Pending
1	[REDACTED]	Loan Sub-Status	Bnk/Fcl - Chapt. 13	Foreclosure
1	[REDACTED]	Loan Sub-Status	Bnk/Fcl - Chapt. 13	Foreclosure
1	[REDACTED]	Loan Sub-Status	Bnk/Fcl - Chapt. 13	Foreclosure Judicial
1	[REDACTED]	Loan Sub-Status	Taxes Delinquent	CT 22 ASSIGNMENT - PENDING
1	[REDACTED]	Loan Sub-Status	Taxes Delinquent	CT 22 Assignment - Pending
1	[REDACTED]	Loan Sub-Status	Taxes Delinquent	CT 22 Assignment - Pending
1	[REDACTED]	Loan Sub-Status	Taxes Delinquent	CT 22 Assignment - Pending
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)

7

Exception Description Number	Mortgage Loan Number	Characteristic	Characteristic set forth on the Statistical Data File	Characteristic set forth on or derived from the Mortgage Documentation File
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)

8

Exception Description Number	Mortgage Loan Number	Characteristic	Characteristic set forth on the Statistical Data File	Characteristic set forth on or derived from the Mortgage Documentation File
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)

9

Exception Description Number	Mortgage Loan Number	Characteristic	Characteristic set forth on the Statistical Data File	Characteristic set forth on or derived from the Mortgage Documentation File
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)

10

Exception Description Number	Mortgage Loan Number	Characteristic	Characteristic set forth on the Statistical Data File	Characteristic set forth on or derived from the Mortgage Documentation File
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	1-Month All-In CME Term SOFR	Monthly (1-Mth LIBOR)
2	[REDACTED]	Rate Index	12-Month All-In CME Term SOFR	Annual (1-Yr LIBOR)
3	[REDACTED]	Debenture Interest Rate	[REDACTED]	[REDACTED]
4	[REDACTED]	Called Due Date	[REDACTED]	[REDACTED]
4	[REDACTED]	Called Due Date	[REDACTED]	[REDACTED]
4	[REDACTED]	Called Due Date	[REDACTED]	[REDACTED]
5	[REDACTED]	UPB at Called Due Date	[REDACTED]	[REDACTED]
6	[REDACTED]	FCL 1st Legal Completed Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]

11

Exception Description Number	Mortgage Loan Number	Characteristic	Characteristic set forth on the Statistical Data File	Characteristic set forth on or derived from the Mortgage Documentation File
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]

12

Exception Description Number	Mortgage Loan Number	Characteristic	Characteristic set forth on the Statistical Data File	Characteristic set forth on or derived from the Mortgage Documentation File
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
7	[REDACTED]	Property Most Recent Appraisal Date	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]

13

Exception Description Number	Mortgage Loan Number	Characteristic	Characteristic set forth on the Statistical Data File	Characteristic set forth on or derived from the Mortgage Documentation File
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]
8	[REDACTED]	Property Most Recent Appraisal Value	[REDACTED]	[REDACTED]

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

14

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated August 29, 2024

Supplemental Information Related to the Findings Set Forth on Appendix A

In applying our agreed-upon procedures as outlined above, we were unable to verify the following:

Exception Description Number	Mortgage Loan Number	Characteristic not verified

9	[REDACTED]	UPB at Called Due Date
9	[REDACTED]	UPB at Called Due Date
9	[REDACTED]	UPB at Called Due Date

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.